INCOME AND EXPENSES (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance income/(expenses) [Abstract]
Interest income	$ 146,825	$ 47,793
Interest expense	(39,153)	0
Total finance income/(expenses)	107,672	47,793
Other income/(expenses) [Abstract]
Net foreign exchange gain	46,171	235,518
Write-off of deposits	0	(20,000)
Total other income/(expenses)	$ 46,171	$ 215,518